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FPA Global Equity Fund
FPA GLOBAL EQUITY FUND
Investment Objective
The FPA Global Equity Fund (the "Fund") seeks long-term growth of principal and income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FPA Global Equity Fund FPA Global Equity Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of purchase price or redemption proceeds)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	FPA Global Equity Fund FPA Global Equity Fund
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.54%	[1]
Total Annual Fund Operating Expenses	1.24%
Fee Waiver and Reimbursement	(0.65%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and Reimbursement	0.59%
[1]	"Other Expenses" are estimates based on expenses the Fund expects to incur for the current fiscal year; actual expenses may vary.
[2]	The Fund's adviser has contractually agreed to limit Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser))), to 0.59% of the Fund's average daily net assets for a period of three years from the date the Fund commences operations. The adviser may recoup any operating expenses in excess of these limits from the Fund within three years if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may only be terminated before its expiration date by the Board of Trustees of Investment Managers Series Trust III.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain same. The Example reflects the Fund's contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	One Year	Three Years
FPA Global Equity Fund | FPA Global Equity Fund | USD ($)	60	189

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Principal Investment Strategies

Although the Fund has adopted a policy to invest, under normal circumstances, at least 80% of its assets in equity securities, the Fund's investment adviser, First Pacific Advisors, LP (the "Adviser"), expects to invest, under normal circumstances, at least 95% of the Fund's assets in equity securities. The Fund invests primarily in publicly traded common stocks of mid- and large-cap U.S. and non-U.S. companies, including companies in emerging market countries. The Fund defines mid- and large-cap companies to be those with market capitalizations equal to or greater than $10 billion at the time of initial purchase. These securities may be traded on major stock exchanges, regional stock exchanges, over-the-counter markets and other quotation systems. Under normal circumstances, the Fund expects to invest at least 40% of its total assets in equity securities of non-U.S. issuers (i.e., if the issuer is headquartered outside the United States, if at least 50% of its assets are outside the United States, or if at least 50% of its gross income is from non-U.S. sources). The equity securities held by the Fund may include common stocks, preferred stocks, and depositary receipts (including those paying dividends).

The Adviser manages the Fund's portfolio according to its Contrarian Value Equity Strategy, which seeks to invest in companies that currently appear out of favor or are undervalued by the stock market, including those mired in bad news according to media headlines, but have a favorable outlook for long-term total return (growth of principal and income) in the Adviser's estimation over five to ten years. The Adviser conducts deep research into the underlying financial condition and prospects of individual companies, including potential future earnings, cash flow, and dividends to shareholders. The Adviser consults with Wall Street professionals, industry consultants and the target company's customers, competitors and executives to understand the company's potential. The Adviser may, as part of its research, review current and historic SEC filings, conference call transcripts, and relevant periodicals to gain a full picture of the company.

After identifying target companies for the Fund, the Adviser selects the companies the equity securities of which are offered at a "substantial discount" to the Adviser's estimation of the company's worth or intrinsic value. In seeking a "substantial discount," the Adviser looks for genuine bargains by seeking securities it believes have a compelling economic risk/reward proposition on an absolute basis rather than relative to companies in the same industry, or a comparative index or benchmark. The Adviser may sell a security if its market price exceeds the Adviser's estimate of its intrinsic value, or if its economic risk/reward proposition is no longer compelling or less compelling than that of other investments identified by the Adviser. In seeking to achieve the Fund's investment objective, the Adviser may, at times, accept market volatility in the Fund's share price and short-term Fund underperformance.

Principal Investment Risks
Performance

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.